additional statement of cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
additional statement of cash flow information
Schedule of operating activities, investing activities and financing activities

Years ended December 31 (millions)	Note	2018	2017
			(adjusted –
			Note 2(c))
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$74	$(70)
Inventories		4	(60)
Contract assets		(103)	(57)
Prepaid expenses		(46)	(50)
Accounts payable and accrued liabilities		(11)	126
Income and other taxes receivable and payable, net		277	(90)
Advance billings and customer deposits		12	41
Provisions		49	(59)
		$256	$(219)
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(2,383)	$(2,486)
Intangible assets	18	(657)	(617)
		(3,040)	(3,103)
Additions arising from finance leases		102	—
Additions arising from non-monetary transactions		24	9
Capital expenditures		(2,914)	(3,094)
Asset retirement obligations netted (included) in additions		15	(7)
		(2,899)	(3,101)
Other non-cash items included above
Change in associated non-cash investing working capital		47	(27)
Non-cash change in asset retirement obligation		(22)	47
		25	20
		$(2,874)	$(3,081)
FINANCING ACTIVITIES
Issue of shares by subsidiary to non-controlling interests
Issue of shares		$43	$—
Non-monetary issue of shares in business combination	18(b)	(19)	—
Cash proceeds on share issuance		24	—
Transaction costs and other		—	(1)
		$24	$(1)

Schedule of changes in liabilities arising from financing activities

		Year ended December 31, 2017					Year ended December 31, 2018
		Statement of cash flows		Non-cash changes			Statement of cash flows		Non-cash changes
				Foreign					Foreign
	As at		Redemptions,	exchange		As at		Redemptions,	exchange		As at
	January 1,	Issued or	repayments or	movement		December 31,	Issued or	repayments or	movement		December 31,
(millions)	2017	received	payments	(Note 4(i))	Other	2017	received	payments	(Note 4(i))	Other	2018
Dividends payable to holders of Common Shares	$284	$—	$(1,152)	$—	$1,167	$299	$—	$(1,226)	$—	$1,253	$326
Dividends reinvested in shares from Treasury	—	—	70	—	(70)	—	—	85	—	(85)	—
	$284	$—	$(1,082)	$—	$1,097	$299	$—	$(1,141)	$—	$1,168	$326
Short-term borrowings	$100	$—	$—	$—	$—	$100	$26	$(93)	$(1)	$68	$100
Long-term debt
TELUS Corporation notes	$11,367	$990	$(700)	$(91)	$(5)	$11,561	$1,725	$(1,250)	$170	$(20)	$12,186
TELUS Corporation commercial paper	613	5,295	(4,710)	(58)	—	1,140	3,678	(4,115)	71	—	774
TELUS Communications Inc. debentures	619	—	—	—	1	620	—	—	—	—	620
TELUS International (Cda) Inc. credit facility	332	82	(56)	(20)	1	339	97	(50)	33	—	419
Finance leases	—	—	—	—	—	—	—	(3)	—	105	102
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	20	4,710	(4,746)	149	(40)	93	4,115	(4,074)	(241)	34	(73)
	12,951	11,077	(10,212)	(20)	(43)	13,753	9,615	(9,492)	33	119	14,028
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(4,710)	4,710	—	—	—	(4,115)	4,115	—	—	—
	$12,951	$6,367	$(5,502)	$(20)	$(43)	$13,753	$5,500	$(5,377)	$33	$119	$14,028